ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) $ in Thousands	May 11, 2026 USD ($)
Asset Acquisition [Line Items]
Total consideration	$ 14,100
Acquired technology, net [Member]
Asset Acquisition [Line Items]
Total consideration	3,368
Goodwill [Member]
Asset Acquisition [Line Items]
Total consideration	9,851
Deferred tax asset [Member]
Asset Acquisition [Line Items]
Total consideration	$ 881